Selected Statements of Operations Data (Details) - Schedule of Revenues by Geographic Region - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selected Statements of Operations Data (Details) - Schedule of Revenues by Geographic Region [Line Items]
Revenues		$ 51,600	$ 46,051	$ 40,282
North America [Member]
Selected Statements of Operations Data (Details) - Schedule of Revenues by Geographic Region [Line Items]
Revenues		31,829	22,943	21,777
Asia [Member]
Selected Statements of Operations Data (Details) - Schedule of Revenues by Geographic Region [Line Items]
Revenues	[1]	9,786	12,513	14,686
Latin America [Member]
Selected Statements of Operations Data (Details) - Schedule of Revenues by Geographic Region [Line Items]
Revenues		1,266	2,959	1,071
EMEA (including Israel) [Member]
Selected Statements of Operations Data (Details) - Schedule of Revenues by Geographic Region [Line Items]
Revenues		$ 8,719	$ 7,636	$ 2,748

[1]	Includes Japan which accounted for more than 10% of the Company’s revenues in all years presented.